Restatement of Previously Issued Consolidated Financial Statements	12 Months Ended
Dec. 31, 2021
Restatement of Previously Issued Consolidated Financial Statements [Abstract]
Restatement of Previously Issued Consolidated Financial Statements
1.
Restatement of Previously Issued Consolidated Financial Statements

NaaS Technology Inc. has restated its Combined Statements of Financial Position as of December 31, 2021 and 2020, Combined Statements of Loss and Other Comprehensive Loss, Changes in Equity and Cash Flows for each of the fiscal years ended December 31, 2021 and 2020, included in the Annual Report on Form 20-F for the fiscal year ended December 31, 2021, which was originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on June 16, 2022 (the “Original 20-F”).

The “Group”, means (i) prior to the completion of the Restructuring, subsidiaries and VIEs of Newlink that provided EV charging services in China, and (ii) upon and after the completion of the Restructuring, Dada Auto, its subsidiaries, and for the period during which Dada Auto maintained VIE arrangements with Kuaidian Power (Beijing) New Energy Technology Co., Ltd., the VIE Kuaidian Power (Beijing) New Energy Technology Co., Ltd.

The individual restatement matters that underlie the restatement adjustments are described below:

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revising the presentation of gross revenues, incentive to end-users and net revenues.
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revising the measurement policy for revenue from membership program and full station operation. The Group offers a membership program to its registered users on the platform. The Group has determined that each membership benefit provided over the membership period is a material right that would need to be accounted for as a performance obligation. The Group recognizes revenue when the underlying benefit is redeemed by the customer on a transaction by transaction basis as part of online EV charging solution services or when the benefit is expired.
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revising to disclose all required information of share capital in accordance with IAS 1.79.
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revising to disclose all required contract balances information in accordance with paragraphs 116 through 118 of IFRS 15.
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reclassifying platform service fee, bandwidth expenses and server custody costs from research and development expenses to cost of revenue, as it relates to generation of revenues.
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reclassifying balance sheet line items, such as reclassifying balances related to sales of charging piles from prepayments, other receivables and other assets to trade receivables, and balances related to payables to charging station from other payables and accruals to trade and bills payables, etc. This is mainly due to those balances was related to trading activities with customers and suppliers.
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revising to recognize the share-based compensation related to the share awards granted by Newlink to certain of our employees, according to the evaluation of transfer pricing policies of our transfer pricing advisor, which was completed in January 2023. EV charging service business was historically part of Newlink’s businesses and were conducted by Newlink and its consolidated entities at the time. Prior to the completion of the Restructuring, Newlink granted options to certain of its employees associated with the EV Charging Business, which employees were subsequently transferred to the Group as part of the Restructuring. The allocation of share-based compensation in 2021 was approximately RMB10.7 million and credited to additional paid in capital accordingly. The Company also updated the disclosure of related party transaction accordingly.
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updating IFRIC 23 provisions on corporate income tax, according to the best estimation as of respective balance sheet dates.
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updating certain VAT-related balances and revising the method of estimating the recoverability of uncollected input VAT receipts (which is recorded in other receivables) and adjusting previously recognized provision accordingly.
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updating discount rate to calculate interest expense on lease liabilities, based on the actual finance cost as of respective balance sheet dates.

The following presents a reconciliation of the impacted financial statement line items as filed to the restated amounts as of December 31, 2020 and 2021, and for the years ended December 31, 2020 and 2021. The previously reported amounts reflect those included in the Original Filing filed with the SEC on June 16, 2022. These amounts are labeled as “As Filed” in the tables below. The amounts labeled “Restatement Adjustments” represent the effects of this restatement due to the revisions mentioned above.

	As of December 31, 2020
	As Filed		Restatement	As Restated
Combined statements of financial position			Adjustments
	RMB’000		RMB’000	RMB’000
ASSETS
CURRENT ASSETS
Cash and cash equivalents	3,665		—	3,665
Trade receivables	—		4,824	4,824
Prepayments, other receivables and other assets	44,693		5,166	49,859
Total current assets	48,358		9,990	58,348
Non-current assets
Right-of-use assets	19,237		(924)	18,313
Financial assets at fair value through profit or loss	—		—	—
Property, plant and equipment	—		—	—
Deferred tax assets	9		(9)	—
Total non-current assets	19,246		(933)	18,313
Total assets	67,604		9,057	76,661
LIABILITIES AND EQUITY
Current liabilities
Current lease liabilities	4,216		(281)	3,935
Trade payables	—		4,320	4,320
Other payables and accruals	39,234		713	39,947
Total current liabilities	43,450		4,752	48,202
Non-current liabilities
Non-current lease liabilities	14,390		(489)	13,901
Total non-current liabilities	14,390		(489)	13,901
Total liabilities	57,840		4,263	62,103
EQUITY
Combined capital	—	*	—	—	*
Additional paid in capital	147,986		—	147,986
Accumulated losses	(138,222)		4,794	(133,428)
Total equity	9,764		4,794	14,558
Total equity and liabilities	67,604		9,057	76,661

* Representing amount less than RMB1,000.

	As of December 31, 2021
	As Filed		Restatement	As Restated
Combined statements of financial position			Adjustments
	RMB’000		RMB’000	RMB’000
ASSETS
CURRENT ASSETS
Cash and cash equivalents	8,726		(237)	8,489
Trade receivables	740		37,716	38,456
Prepayments, other receivables and other assets	117,498		(11,665)	105,833
Total current assets	126,964		25,814	152,778
Non-current assets
Right-of-use assets	20,554		(788)	19,766
Financial assets at fair value through profit or loss	5,000		—	5,000
Property, plant and equipment	548		—	548
Deferred tax assets	337		(337)	—
Total non-current assets	26,439		(1,125)	25,314
Total assets	153,403		24,689	178,092
LIABILITIES AND EQUITY
Current liabilities
Current lease liabilities	8,061		(994)	7,067
Trade payables	437		16,435	16,872
Other payables and accruals	107,440		4,708	112,148
Total current liabilities	115,938		20,149	136,087
Non-current liabilities
Non-current lease liabilities	12,396		170	12,566
Total non-current liabilities	12,396		170	12,566
Total liabilities	128,334		20,319	148,653
EQUITY
Combined capital	—	*	—	—	*
Additional paid in capital	415,601		7,728	423,329
Accumulated losses	(390,532)		(3,358)	(393,890)
Total equity	25,069		4,370	29,439
Total equity and liabilities	153,403		24,689	178,092

* Representing amount less than RMB1,000.

	Year ended December 31, 2020
	As Filed	Restatement	As Restated
Combined statements of loss and other comprehensive loss		Adjustments
	RMB’000	RMB’000	RMB’000
Net Revenues from Online EV Charging Solutions	5,124	331	5,455
Net Revenues from Offline EV Charging Solutions	565	—	565
Net Revenues from Non-Charging Solutions and Other Services	143	—	143
Net Revenues	5,832	331	6,163
Other (losses)/ gains, net	(19)	338	319
Operating costs
Cost of revenues	(8,625)	2,078	(6,547)
Selling and marketing expenses	(47,214)	756	(46,458)
Administrative expenses	(11,755)	(201)	(11,956)
Research and development expenses	(20,448)	2,804	(17,644)
Total operating costs	(88,042)	5,437	(82,605)
Operating loss	(82,229)	6,106	(76,123)
Finance costs	89	(389)	(300)
Net loss before income tax	(82,140)	5,717	(76,423)
Income tax expenses	(42)	(1,432)	(1,474)
Net loss	(82,182)	4,285	(77,897)
Net loss attributable to:
Equity holders of the Company	(82,182)	4,285	(77,897)
	(82,182)	4,285	(77,897)
Basic and diluted loss per share for loss attributable to the ordinary equity holders of the Company
(Expressed in RMB per share)
Basic loss per share	(55,906)	2,915	(52,991)
Diluted loss per share	(55,906)	2,915	(52,991)
Net loss	(82,182)	4,285	(77,897)
Total comprehensive loss	(82,182)	4,285	(77,897)
Total comprehensive loss attributable to:
Equity holders of the Company	(82,182)	4,285	(77,897)
	(82,182)	4,285	(77,897)

	Year ended December 31, 2021
	As Filed	Restatement	As Restated
Combined statements of loss and other comprehensive loss		Adjustments
	RMB’000	RMB’000	RMB’000
Net Revenues from Online EV Charging Solutions	10,104	7,881	17,985
Net Revenues from Offline EV Charging Solutions	7,060	8,042	15,102
Net Revenues from Non-Charging Solutions and Other Services	610	(244)	366
Net Revenues	17,774	15,679	33,453
Other (losses)/ gains, net	(1,402)	1,540	138
Operating costs
Cost of revenues	(18,863)	(10,724)	(29,587)
Selling and marketing expenses	(183,165)	(10,175)	(193,340)
Administrative expenses	(28,458)	(6,000)	(34,458)
Research and development expenses	(37,158)	6,905	(30,253)
Total operating costs	(267,644)	(19,994)	(287,638)
Operating loss	(251,272)	(2,775)	(254,047)
Finance costs	(640)	(457)	(1,097)
Net loss before income tax	(251,912)	(3,232)	(255,144)
Income tax expenses	(398)	(4,920)	(5,318)
Net loss	(252,310)	(8,152)	(260,462)
Net loss attributable to:
Equity holders of the Company	(252,310)	(8,152)	(260,462)
	(252,310)	(8,152)	(260,462)
Basic and diluted loss per share for loss attributable to the ordinary equity holders of the Company
(Expressed in RMB per share)
Basic loss per share	(50,462)	48,627	(1,835)
Diluted loss per share	(50,462)	48,627	(1,835)
Net loss	(252,310)	(8,152)	(260,462)
Total comprehensive loss	(252,310)	(8,152)	(260,462)
Total comprehensive loss attributable to:
Equity holders of the Company	(252,310)	(8,152)	(260,462)
	(252,310)	(8,152)	(260,462)

	Year ended December 31, 2020
	As Filed	Restatement	As Restated
Combined statements of cash flows		Adjustments
	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash used in operations	(63,014)	6,074	(56,940)
Net cash used in operating activities	(63,014)	6,074	(56,940)
Cash flows from investing activities
Purchase of property, plant and equipment	—	—	—
Purchase of financial assets at fair value through profit or loss	—	—	—
Net cash flows used in investing activities	—	—	—
Cash flows from financing activities
Interests paid	(189)	189	—
Payments of lease liabilities	(3,956)	3,956	—
Contribution from a shareholder	68,700	(10,219)	58,481
Net cash flows generated from financing activities	64,555	(6,074)	58,481
Net increase in cash and cash equivalents	1,541	—	1,541
Cash and cash equivalents at the beginning of the year	2,124	—	2,124
Cash and cash equivalents at the end of the year	3,665	—	3,665

	Year ended December 31, 2021
	As Filed	Restatement	As Restated
Combined statements of cash flows		Adjustments
	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash used in operations	(250,035)	30,921	(219,114)
Net cash used in operating activities	(250,035)	30,921	(219,114)
Cash flows from investing activities
Purchase of property, plant and equipment	(606)	—	(606)
Purchase of financial assets at fair value through profit or loss	(5,000)	—	(5,000)
Net cash flows used in investing activities	(5,606)	—	(5,606)
Cash flows from financing activities
Interests paid	(767)	574	(193)
Payments of lease liabilities	(6,146)	4,265	(1,881)
Contribution from a shareholder	267,615	(35,997)	231,618
Net cash flows generated from financing activities	260,702	(31,158)	229,544
Net increase in cash and cash equivalents	5,061	(237)	4,824
Cash and cash equivalents at the beginning of the year	3,665	—	3,665
Cash and cash equivalents at the end of the year	8,726	(237)	8,489

In addition, amounts were restated in the following:

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Note 3. Financial risk management
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Note 6. Cash and cash equivalents
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Note 7. Trade receivables
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Note 8. Prepayments, other receivables and other assets
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Note 10. Lease
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Note 11. Financial asset at fair value through profit or loss
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Note 13. Other payables and accruals
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Note 14. Combined capital and additional paid in capital
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Note 15. Revenues
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Note 16. Other losses, net
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Note 17. Operating costs by nature
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Note 18. Finance costs
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Note 19. Taxation
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Note 20. Loss per share
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Note 24. Related party transaction